EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	$ 68,402
Depreciation	(898)	$ (1,046)
Exploration and evaluation assets, ending balance	58,278	68,402
Idaho Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	41,041	40,802
Acquisition	2,100	0
Sale of royalty	(9,750)
Revisions to reclamation obligation	(3,253)	16
Project supporting costs	408	94
Land and option payments	112	136
Depreciation	(7)	(7)
Exploration and evaluation assets, ending balance	30,651	41,041
Nevada & Arizona Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	27,361	0
Acquisition	0	24,524
Sale of royalty	0
Revisions to reclamation obligation	(30)	0
Project supporting costs	52	12
Land and option payments	244	2,825
Depreciation	0	0
Exploration and evaluation assets, ending balance	27,627	27,361
Exploration and evaluation assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	68,402	40,802
Acquisition	2,100	24,524
Sale of royalty	(9,750)
Revisions to reclamation obligation	(3,283)	16
Project supporting costs	460	106
Land and option payments	356	2,961
Depreciation	(7)	(7)
Exploration and evaluation assets, ending balance	$ 58,278	$ 68,402